FORM 13F


                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Westchester Capital Management, Inc.
Address:          100 Summit Lake Drive
                  Valhalla, NY 10595

Form 13F File Number:      28-04764


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frederick W. Green
Title:            President
Phone:            914-741-5600

Signature, Place, and Date of Signign:


/s/ Frederick W. Green              Valhalla, New York               10/20/04
---------------------------         ------------------               --------
     [Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:                   --

Form 13F Information Table Entry Total:              123

Form 13F Information Table Value Total:              $1,731,800,242 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.

FORM 13F
Westchester Capital Management, Inc.
30-Sep-04

Item 1                                       Item 2      Item 3          Item 4       Item 5       Item 6 Item 7       Item 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Voting Authority

                                                                     Fair Market  SHRS or  SH/ Put/ Inv      Other
Name of Issuer                           Title of Class  CUSIP         Value      PRN AMT  PRN Call Disc     Mngrs Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
Equities
COMMON STOCK
Adelphia Communications Corp.            COMMON STOCK    006848105       556,850  1,505,000 SH    (a) Sole         (a) Sole
Adelphia Communications Corp.            COMMON STOCK    006848105       592,000  1,600,000 SH    (b) Shared       (a) Sole
Advanced Fibre Communications, Inc.      COMMON STOCK    00754A105    45,342,030  2,851,700 SH    (a) Sole         (a) Sole
Advanced Fibre Communications, Inc.      COMMON STOCK    00754A105     9,578,589    602,427 SH    (b) Shared       (a) Sole
Amgen, Inc.                              COMMON STOCK    031162100     1,590,157     28,055 SH    (b) Shared       (a) Sole
AT&T Wireless Services, Inc.             COMMON STOCK    00209A106    97,731,272  6,612,400 SH    (a) Sole         (a) Sole
AT&T Wireless Services, Inc.             COMMON STOCK    00209A106    15,303,951  1,035,450 SH    (b) Shared       (a) Sole
Bank of America Corporation              COMMON STOCK    060505104     4,970,384    114,710 SH    (b) Shared       (a) Sole
Blockbuster Inc.                         COMMON STOCK    093679108       258,295     34,031 SH    (a) Sole         (a) Sole
Blockbuster Inc.                         COMMON STOCK    093679108       747,706     98,512 SH    (b) Shared       (a) Sole
Boise Cascade Corporation                COMMON STOCK    097383103    25,502,464    766,300 SH    (a) Sole         (a) Sole
Boise Cascade Corporation                COMMON STOCK    097383103     2,113,446     63,505 SH    (b) Shared       (a) Sole
Caremark Rx                              COMMON STOCK    141705103     2,686,985     83,785 SH    (b) Shared       (a) Sole
Cox Communications, Inc.                 COMMON STOCK    224044107    58,913,422  1,778,250 SH    (a) Sole         (a) Sole
Cox Communications, Inc.                 COMMON STOCK    224044107     6,391,771    192,930 SH    (b) Shared       (a) Sole
Chelsea Property Group, Inc.             COMMON STOCK    163421100    74,662,170  1,112,700 SH    (a) Sole         (a) Sole
Chelsea Property Group, Inc.             COMMON STOCK    163421100     8,652,545    128,950 SH    (b) Shared       (a) Sole
Caesars Entertainment, Inc.              COMMON STOCK    127687101    43,196,220  2,586,600 SH    (a) Sole         (a) Sole
Caesars Entertainment, Inc.              COMMON STOCK    127687101     6,710,060    401,800 SH    (b) Shared       (a) Sole
Dictaphone Corporation                   COMMON STOCK    253588107     3,046,956    507,826 SH    (a) Sole         (a) Sole
Dictaphone Corporation                   COMMON STOCK    253588107     1,023,420    170,570 SH    (b) Shared       (a) Sole
Dreyer's Grand Ice Cream, Inc.           COMMON STOCK    261877104    90,448,720  1,131,019 SH    (a) Sole         (a) Sole
Dreyer's Grand Ice Cream, Inc.           COMMON STOCK    261877104     7,309,349     91,400 SH    (b) Shared       (a) Sole
EMC Corporation (Documentum)             COMMON STOCK    268648102     1,421,151    123,150 SH    (b) Shared       (a) Sole
Exult Inc.                               COMMON STOCK    302284104     8,307,118  1,579,300 SH    (a) Sole         (a) Sole
Exult Inc.                               COMMON STOCK    302284104       999,048    189,933 SH    (b) Shared       (a) Sole
First Data Corporation                   COMMON STOCK    319963104     3,376,209     77,614 SH    (b) Shared       (a) Sole
FLYi Inc.                                COMMON STOCK    34407T104       392,771    100,453 SH    (a) Sole         (a) Sole
FLYi Inc.                                COMMON STOCK    34407T104        35,190      9,000 SH    (b) Shared       (a) Sole
Fisher Scientific International Inc.     COMMON STOCK    338032204     1,205,331     20,664 SH    (b) Shared       (a) Sole
Gold Banc Corporation                    COMMON STOCK    379907108    11,256,056    834,400 SH    (a) Sole         (a) Sole
GreenPoint Financial Corp.               COMMON STOCK    395384100     6,024,018    129,800 SH    (a) Sole         (a) Sole
Hollinger International Inc.             COMMON STOCK    435569108     8,487,661    490,900 SH    (a) Sole         (a) Sole
InterCept, Inc.                          COMMON STOCK    45845L107     3,163,553    168,903 SH    (a) Sole         (a) Sole
InterCept, Inc.                          COMMON STOCK    45845L107     2,206,019    117,780 SH    (b) Shared       (a) Sole
Information Holdings Inc.                COMMON STOCK    456727106     9,239,139    339,300 SH    (a) Sole         (a) Sole
Information Holdings Inc.                COMMON STOCK    456727106     4,286,002    157,400 SH    (b) Shared       (a) Sole
ILEX Oncology, Inc.                      COMMON STOCK    451923106    68,459,682  2,719,892 SH    (a) Sole         (a) Sole
ILEX Oncology, Inc.                      COMMON STOCK    451923106    13,742,971    546,006 SH    (b) Shared       (a) Sole
InVision Technologies, Inc.              COMMON STOCK    461851107    70,271,006  1,561,925 SH    (a) Sole         (a) Sole
InVision Technologies, Inc.              COMMON STOCK    461851107    10,089,502    224,261 SH    (b) Shared       (a) Sole
Inveresk Research Group, Inc.            COMMON STOCK    461238107    34,310,098    930,065 SH    (a) Sole         (a) Sole
Inveresk Research Group, Inc.            COMMON STOCK    461238107     3,770,158    102,200 SH    (b) Shared       (a) Sole
Gartner, Inc. Class B                    COMMON STOCK    366651206     2,888,655    250,100 SH    (a) Sole         (a) Sole
Gartner, Inc. Class B                    COMMON STOCK    366651206     2,161,005    187,100 SH    (b) Shared       (a) Sole
Juniper Networks, Inc.                   COMMON STOCK    48203R104     1,734,600     73,500 SH    (b) Shared       (a) Sole
J.P. Morgan Chase & Co.                  COMMON STOCK    46625H100     4,816,945    121,242 SH    (b) Shared       (a) Sole
King Pharmaceuticals, Inc.               COMMON STOCK    495582108    19,770,252  1,655,800 SH    (a) Sole         (a) Sole
King Pharmaceuticals, Inc.               COMMON STOCK    495582108     3,016,283    252,620 SH    (b) Shared       (a) Sole
Kerr-McGee Corporation                   COMMON STOCK    492386107     1,508,022     26,341 SH    (b) Shared       (a) Sole
Liberty Media Corporation                COMMON STOCK    530718105     3,924,000    450,000 SH    (a) Sole         (a) Sole
Manpower Inc.                            COMMON STOCK    56418H100     1,442,811     32,430 SH    (b) Shared       (a) Sole
Mandalay Resort Group                    COMMON STOCK    562567107    71,341,080  1,039,200 SH    (a) Sole         (a) Sole
Mandalay Resort Group                    COMMON STOCK    562567107     8,656,765    126,100 SH    (b) Shared       (a) Sole
Manitoba Telecom Services Inc.           COMMON STOCK    563486109    13,574,733    404,793 SH    (a) Sole         (a) Sole
Manitoba Telecom Services Inc.           COMMON STOCK    563486109       667,816     19,914 SH    (b) Shared       (a) Sole
Millennium Chemicals Inc.                COMMON STOCK    599903101    48,657,861  2,294,100 SH    (a) Sole         (a) Sole
Millennium Chemicals Inc.                COMMON STOCK    599903101     6,085,149    286,900 SH    (b) Shared       (a) Sole
Manulife Financial Corporation           COMMON STOCK    56501R106       970,605     22,165 SH    (b) Shared       (a) Sole
Metro-Goldwyn-Mayer Inc.                 COMMON STOCK    591610100    28,381,788  2,453,050 SH    (a) Sole         (a) Sole
Metro-Goldwyn-Mayer Inc.                 COMMON STOCK    591610100     4,915,514    424,850 SH    (b) Shared       (a) Sole
Mariner Health Care, Inc.                COMMON STOCK    56845X108    12,629,709    450,900 SH    (a) Sole         (a) Sole
Mariner Health Care, Inc.                COMMON STOCK    56845X108     5,593,597    199,700 SH    (b) Shared       (a) Sole
Monolithic System Technology, Inc.       COMMON STOCK    609842109       295,489     68,085 SH    (b) Shared       (a) Sole
Microcell Telecommunications Inc. Cl. B  COMMON STOCK    59501T874       967,672     34,400 SH    (a) Sole         (a) Sole
National Commerce Financial Corporation  COMMON STOCK    63545P104    17,105,000    500,000 SH    (a) Sole         (a) Sole
NeighborCare, Inc.                       COMMON STOCK    64015Y104    18,895,890    745,400 SH    (a) Sole         (a) Sole
NeighborCare, Inc.                       COMMON STOCK    64015Y104     1,683,341     66,404 SH    (b) Shared       (a) Sole
Noranda, Inc.                            COMMON STOCK    655422103    20,087,212  1,155,500 SH    (a) Sole         (a) Sole
Noranda, Inc.                            COMMON STOCK    655422103     2,160,831    124,300 SH    (b) Shared       (a) Sole
NextWave Telecom,  Inc.                  COMMON STOCK    65332M103    14,630,000  2,660,000 SH    (a) Sole         (a) Sole
NextWave Telecom,  Inc.                  COMMON STOCK    65332M103     3,555,062    646,375 SH    (b) Shared       (a) Sole
Orbitz, Inc.                             COMMON STOCK    68556Y100    14,630,880    537,900 SH    (a) Sole         (a) Sole
Orbitz, Inc.                             COMMON STOCK    68556Y100     1,679,600     61,750 SH    (b) Shared       (a) Sole
Price Communications Corporation         COMMON STOCK    741437305    66,306,771  4,347,985 SH    (a) Sole         (a) Sole
Price Communications Corporation         COMMON STOCK    741437305     8,068,836    529,104 SH    (b) Shared       (a) Sole
Province Healthcare Company              COMMON STOCK    743977100    23,558,535  1,126,125 SH    (a) Sole         (a) Sole
Province Healthcare Company              COMMON STOCK    743977100     3,628,574    173,450 SH    (b) Shared       (a) Sole
PeopleSoft, Inc.                         COMMON STOCK    712713106    50,945,025  2,566,500 SH    (a) Sole         (a) Sole
PeopleSoft, Inc.                         COMMON STOCK    712713106     5,929,195    298,700 SH    (b) Shared       (a) Sole
Riggs National Corporation               COMMON STOCK    766570105    36,902,216  1,662,262 SH    (a) Sole         (a) Sole
Riggs National Corporation               COMMON STOCK    766570105     6,246,414    281,370 SH    (b) Shared       (a) Sole
R.R. Donnelley & Sons Company            COMMON STOCK    257867101     2,710,746     86,550 SH    (b) Shared       (a) Sole
The Rouse Company                        COMMON STOCK    779273101    36,743,872    549,400 SH    (a) Sole         (a) Sole
The Rouse Company                        COMMON STOCK    779273101     4,448,858     66,520 SH    (b) Shared       (a) Sole
Stelmar Shipping Ltd.                    COMMON STOCK    V8726M103        86,963      2,300 SH    (b) Shared       (a) Sole
Sanofi-Synthelabo SA ADR                 COMMON STOCK    80105N105         3,515         96 SH    (b) Shared       (a) Sole
SouthTrust Corporation                   COMMON STOCK    844730101     3,008,685     72,220 SH    (b) Shared       (a) Sole
Sovereign Bancorp, Inc.                  COMMON STOCK    845905108     1,015,830     46,555 SH    (b) Shared       (a) Sole
The St. Paul Travelers Companies, Inc.   COMMON STOCK    792860108       363,825     11,005 SH    (b) Shared       (a) Sole
STATS ChipPAC Ltd. ordinary              COMMON STOCK      6207463    14,493,812 23,452,770 SH    (a) Sole         (a) Sole
STATS ChipPAC Ltd. ordinary              COMMON STOCK      6207463     1,776,750  2,875,000 SH    (b) Shared       (a) Sole
STATS ChipPAC Ltd.                       COMMON STOCK    85771T104     3,841,911    642,460 SH    (a) Sole         (a) Sole
STATS ChipPAC Ltd.                       COMMON STOCK    85771T104       757,756    126,715 SH    (b) Shared       (a) Sole
Telus Corporation (non-voting)           COMMON STOCK    87971M202    24,297,481  1,255,100 SH    (a) Sole         (a) Sole
Telus Corporation (non-voting)           COMMON STOCK    87971M202       464,616     24,000 SH    (b) Shared       (a) Sole
The Titan Corporation                    COMMON STOCK    888266103    28,895,967  2,068,430 SH    (a) Sole         (a) Sole
The Titan Corporation                    COMMON STOCK    888266103     5,295,035    379,029 SH    (b) Shared       (a) Sole
Lin TV Corp.                             COMMON STOCK    532774106    34,151,752  1,753,170 SH    (a) Sole         (a) Sole
Lin TV Corp.                             COMMON STOCK    532774106     3,975,381    204,075 SH    (b) Shared       (a) Sole
UnitedHealth Group Incorporated          COMMON STOCK    91324P102     4,045,155     54,857 SH    (b) Shared       (a) Sole
Unisource Energy Corporation             COMMON STOCK    909205106    36,487,257  1,498,450 SH    (a) Sole         (a) Sole
Unisource Energy Corporation             COMMON STOCK    909205106     5,050,190    207,400 SH    (b) Shared       (a) Sole
Univision Communications Inc.            COMMON STOCK    914906102       537,370     17,000 SH    (b) Shared       (a) Sole
Viacom, Inc. Class B                     COMMON STOCK    925524308       534,611     15,930 SH    (a) Sole         (a) Sole
Viacom, Inc. Class B                     COMMON STOCK    925524308       642,003     19,130 SH    (b) Shared       (a) Sole
Varco International, Inc.                COMMON STOCK    922122106     6,922,242    258,100 SH    (a) Sole         (a) Sole
Wellpoint Health Networks, Inc.          COMMON STOCK    94973H108    86,845,325    826,390 SH    (a) Sole         (a) Sole
Wellpoint Health Networks, Inc.          COMMON STOCK    94973H108    10,588,343    100,755 SH    (b) Shared       (a) Sole
Yellow Roadway Corporation               COMMON STOCK    985577105     1,675,145     35,725 SH    (b) Shared       (a) Sole

PREFERRED STOCK
TNP Enterprises 14.5% preferred          PREFERRED STOCK 872594403     6,009,000     50,075 SH    (a) Sole         (a) Sole

WARRANTS
Dictaphone Corp warrants                 WARRANTS        dctwv            24,189    241,889 SH    (a) Sole         (a) Sole
Dictaphone Corp warrants                 WARRANTS        dctwv             7,248     72,482 SH    (b) Shared       (a) Sole

Fixed Income
CORPORATE BONDS
Adelphia Communications senior note      CORPORATE BONDS 006848BJ3    14,175,000 15,000,000 PRN   (a) Sole         (a) Sole
10.250% Due 06-15-11
Adelphia Communications senior note      CORPORATE BONDS 006848BE4    12,319,150 13,318,000 PRN   (a) Sole         (a) Sole
9.375% Due 11-15-09
Adelphia Communications senior note      CORPORATE BONDS 006848BE4     3,106,150  3,358,000 PRN   (b) Shared       (a) Sole
9.375% Due 11-15-09
Adelphia Communications convertible note CORPORATE BONDS 006848BG9     7,595,000 27,125,000 PRN   (a) Sole         (a) Sole
6.000% Due 02-15-06
Adelphia Communications convertible note CORPORATE BONDS 006848BG9     1,666,000  5,950,000 PRN   (b) Shared       (a) Sole
6.000% Due 02-15-06
Adelphia Communications convertible note CORPORATE BONDS 006848BH7     5,793,660 21,458,000 PRN   (a) Sole         (a) Sole
3.250% Due 05-01-21
Adelphia Communications convertible note CORPORATE BONDS 006848BH7       490,590  1,817,000 PRN   (b) Shared       (a) Sole
3.250% Due 05-01-21
Adelphia Communications senior note      CORPORATE BONDS 006848AS4    10,408,550 11,695,000 PRN   (a) Sole         (a) Sole
9.250% Due 10-01-02
DigitalNet Holdings Inc. senior note     CORPORATE BONDS 25389FAB0    11,055,850  9,490,000 PRN   (a) Sole         (a) Sole
9.000% Due 07-10-07
Roadway Corp. note                       CORPORATE BONDS 769742AB3    31,104,281 27,195,000 PRN   (a) Sole         (a) Sole
8.250% Due 12-01-08

GRAND TOTAL                                                        1,731,800,242
